LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 3) (USD $)	3 Months Ended		12 Months Ended														1 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Residential real estate class	Sep. 30, 2011 Residential real estate	Sep. 30, 2010 Residential real estate	Sep. 30, 2012 Residential real estate Minimum property	Sep. 30, 2012 Residential real estate Maximum property	Sep. 30, 2012 Residential real estate first mortgage	Sep. 30, 2011 Residential real estate first mortgage	Sep. 30, 2010 Residential real estate first mortgage	Sep. 30, 2012 Residential real estate second mortgage	Sep. 30, 2011 Residential real estate second mortgage	Sep. 30, 2010 Residential real estate second mortgage	Dec. 31, 2008 Residential real estate second mortgage Maximum	Sep. 30, 2012 Residential real estate second mortgage Maximum	Sep. 30, 2012 Home equity lines of credit	Sep. 30, 2011 Home equity lines of credit	Sep. 30, 2010 Home equity lines of credit	Sep. 30, 2012 Commercial loans class	Sep. 30, 2011 Commercial loans	Sep. 30, 2010 Commercial loans	Sep. 30, 2012 Land acquisition and development	Sep. 30, 2011 Land acquisition and development	Sep. 30, 2010 Land acquisition and development	Sep. 30, 2012 Real estate construction and development	Sep. 30, 2011 Real estate construction and development	Sep. 30, 2010 Real estate construction and development	Sep. 30, 2012 Commercial and multi-family real estate	Sep. 30, 2011 Commercial and multi-family real estate	Sep. 30, 2010 Commercial and multi-family real estate	Sep. 30, 2012 Commercial and multi-family real estate Minimum property tenant	Sep. 30, 2012 Commercial and multi-family real estate Maximum	Sep. 30, 2012 Commercial & industrial	Sep. 30, 2011 Commercial & industrial	Sep. 30, 2010 Commercial & industrial	Sep. 30, 2012 Consumer and other	Sep. 30, 2011 Consumer and other	Sep. 30, 2010 Consumer and other
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Charge-offs of impaired loans	$ 697,000		$ 23,000,000	$ 16,500,000
Partial charge-offs of non-performing and impaired loans			10,700,000	4,300,000
Remaining principal balance of non-performing and impaired loans for which partial charge-offs were recorded previously	16,200,000		16,200,000	317,000
Allowance for loan losses
Number of classes in loans receivable						3																4
Number of families per real estate property securing loans receivable									1	4																								4
Initial period for payment of interest																			5 years
Period for repayment of interest and principal																			10 years
Loan-to-value ratio at the time of origination (as a percent)										80.00%							80.00%	80.00%
Loan-to-value ratio required at the time of origination for private mortgage insurance (as a percent)									80.00%
Number of tenants per real estate property securing loans receivable																																		1
Period from development completion date to sale																																			12 months
Activity in the allowance for loan losses
Balance, beginning of period			25,713,622	26,975,717	20,579,170	16,842,446	11,192,096															8,256,032	15,533,915
Provision charged to expense			14,450,000	14,800,000	26,064,000	8,930,211	14,928,471															5,805,630	(585,847)
Charge-offs		5,900,000	23,652,245	16,467,991	20,474,481	16,759,274	9,615,863	10,037,796			8,034,624	4,519,629	3,773,665	2,696,028	2,094,004	2,099,401			6,028,622	3,002,230	4,164,730	6,677,516	6,751,577	10,262,260	261,725	4,382,462	1,144,690	298,045	49,900	2,254,473	4,050,492	1,545,367	4,323,493			2,067,253	773,848	2,539,604	215,456	100,551	174,425
Recoveries			605,218	405,896	807,028	334,730	337,742	481,985			81,260	66,500	383,573	103,321	117,374	75,569			150,146	153,868	22,843	249,157	59,541	316,360	7,716	2,415	5,000	10,200	1,293		113,837	10,950	87,928			117,405	44,883	223,432	21,333	8,613	8,683
Net charge-offs			23,047,027	16,062,095	19,667,453
Balance, end of period	$ 17,116,595		$ 17,116,595	$ 25,713,622	$ 26,975,717	$ 9,348,111	$ 16,842,446	$ 11,192,096														$ 7,633,303	$ 8,256,032	$ 15,533,915